Income and expenses - Depreciation and Amortization charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization charges, operating allowances and write-downs
Amortization of intangible assets (Note 8)	$ 7,183	$ 7,305	$ 9,312
Depreciation of property, plant and equipment (Note 9)	101,006	112,824	104,532
Other write-downs and reversals		65	(7)
Depreciation and amortization charges, operating allowances and write-downs	$ 108,189	$ 120,194	$ 113,837	[1]

[1]	The amounts for prior periods have been restated to reclassify the results of the Company´s Spanish hydroelectric assets within profit (loss) from discontinued operations (see Note 29).